LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED JUNE 3, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MARCH 1, 2022 OF

EACH FUND LISTED IN SCHEDULE A

I. Effective on or about June 22, 2022, Legg Mason International Low Volatility High Dividend ETF will be renamed Franklin International Low Volatility High Dividend Index ETF. The fund’s investment objective, policies, and strategies are not changing in connection with this name change.

II. Effective on or about June 22, 2022, Legg Mason Low Volatility High Dividend ETF will be renamed Franklin U.S. Low Volatility High Dividend Index ETF. The fund’s investment objective, policies, and strategies are not changing in connection with this name change.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON ETF INVESTMENT TRUST

Legg Mason International Low Volatility High Dividend ETF	March 1, 2022
Legg Mason Low Volatility High Dividend ETF	March 1, 2022

Please retain this supplement for future reference.

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